Certain Balance Sheet Items (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]
Lab equipment				$ 1,886,259	$ 1,883,836
Leasehold improvements				1,285,036	1,285,036
Computer equipment and software				171,628	171,628
Furniture and fixtures				79,838	79,838
Total				3,422,761	3,420,338
Less accumulated depreciation	(1,590,749)	(1,374,928)	(641,050)	(2,614,809)	(2,252,564)
Property and equipment, net				$ 807,952	$ 1,167,774